Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Share Based Compensation Expenses [Table Text Block]

The amount of share-based compensation expenses included in applicable costs of sales and expense categories and related tax effects are summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Cost of revenues	$240	124	176
Research and development	8,803	5,062	5,625
General and administrative	1,525	872	1,191
Sales and marketing	1,613	1,005	1,230
Total compensation recognized in income	$12,181	7,063	8,222
Income tax benefit	$2,127	818	1,886

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]

RSUs activity under the long-term incentive plan during the periods indicated is as follows:

	Number of Underlying Shares for RSUs	Weighted Average Grant Date Fair Value

Balance at January 1, 2010	3,837,752	$3.23
Granted	3,488,952	2.47
Vested	(4,145,854)	2.84
Forfeited	(492,468)	3.10
Balance at December 31, 2010	2,688,382	2.87
Granted	2,727,278	1.10
Vested	(4,096,965)	1.74
Forfeited	(146,307)	2.87
Balance at December 31, 2011	1,172,388	2.68
Granted	5,522,279	1.95
Vested	(3,879,959)	2.10
Forfeited	(177,253)	2.81
Balance at December 31, 2012	2,637,455	1.99

Schedule Of Share Based Compensation Expenses Restricted Stock Units [Table Text Block]

The allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan are summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Cost of revenues	$240	124	176
Research and development	8,153	4,790	5,605
General and administrative	1,505	863	1,184
Sales and marketing	1,587	996	1,230
Total compensation from RSUs	$11,485	6,773	8,195
Income tax benefit	$2,127	818	1,886

Schedule of Nonvested Share Activity [Table Text Block]

Non-vested share activity of this award during the period indicated is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2010	1,121,000	$0.464
Vested	(988,000)	0.464
Forfeited	(133,000)	0.464
Balance at December 31, 2010	-	-

Imaging Cayman [Member]
Schedule of Nonvested Share Activity [Table Text Block]

Non-vested share activity of this award for Imaging Cayman during the period indicated is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2010	5,648,889	$0.33
Granted	1,380,000	0.33
Vested	(868,390)	0.33
Forfeited	(813,722)	0.33
Balance at December 31, 2010	5,346,777	0.33
Cancelled	(5,346,777)	0.33
Balance at December 31, 2011	-	-

Imaging Taiwan [Member]
Schedule of Nonvested Share Activity [Table Text Block]

Non-vested share activity of this award for Imaging Taiwan during the period indicated is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2011	1,939,490	$0.72
Granted	567,689	0.72
Vested	(601,129)	0.72
Forfeited	(28,971)	0.72
Balance at December 31, 2011	1,877,079	0.72
Vested	(699,967)	0.72
Forfeited	(821,365)	0.72
Balance at December 31, 2012	355,747	0.72

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The risk-free rates for the expected term of the options are based on the interest rate of 3 years ROC central government bond at the time of grant.

2012
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	43.29%
Expected term (years)	3.125
Risk-free interest rate	0.87%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Stock option activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balance at January 1, 2012	-	$-
Granted	1,115,000	1.004
Exercised	-	-
Forfeited	(65,000)	1.004
Balance at December 31, 2012	1,050,000	1.004	3.5

Himax Media Solutions [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The risk-free rates for the expected term of the options are based on the interest rate of 10 years and 5 years ROC central government bond at the time of grant for the 2007 plan and the 2009 plan, respectively.

	2007	2009
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	39.94%	51.52%
Expected term (years)	4.375	4.375
Risk-free interest rate	2.4776%	2%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock options activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balance at January 1, 2010	1,693,250	$1.664	2.826
Granted	-	-
Exercised	-	-
Forfeited	(249,375)	1.680
Balance at December 31, 2010	1,443,875	1.660	2.452
Granted	444,500	1.834
Exercised	-	-
Forfeited	(346,813)	1.717
Balance at December 31, 2011	1,541,562	1.696	1.803
Granted	9,750	1.856
Exercised	-	-
Forfeited	(372,187)	1.721
Balance at December 31, 2012	1,179,125	1.690	0.803
Exercisable at December 31, 2012	1,101,938	1.721